Condensed Combined Carve-out Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 1,931,801	$ 2,020,571	$ 356,373
Accounts receivable	92,649	55,230	28,347
Inventory	3,698,265	3,750,364	1,332,406
Prepaid expenses and vendor deposits	73,240	82,954	52,122
Other	72,235	288,934
TOTAL CURRENT ASSETS	5,868,190	6,198,053	1,769,248
PROPERTY, PLANT, AND EQUIPMENT, NET	2,905,534	3,035,847	172,502
Intangible assets, net	4,338,558	4,780,504	697,662
Goodwill	5,747,000	5,747,000	916,000	$ 916,000
Right-of-use asset	10,625,757	10,604,935	3,423,123
Other assets	450,196	450,966
Other assets (See Note 15)		2,787,331	1,446,136
OTHER ASSETS
TOTAL ASSETS	32,001,053	33,153,670	8,424,671
CURRENT LIABILITIES
Accounts payable and accrued expenses	2,992,447	3,489,544	377,064
Contingent consideration	372,000	774,900
Contract liabilities	147,469	198,606	18,514	16,014
Current portion of loan payable	552,001	536,542	2,604
Operating lease liability, current	1,962,955	2,228,852	323,056
TOTAL CURRENT LIABILITIES	6,026,872	7,228,444	721,238
LONG-TERM LIABILITIES
Loan payable, net of current portion	2,097,932	2,378,061	815
Operating lease liability, net of current	8,389,329	8,041,504	2,675,495
TOTAL LIABILITIES	16,514,133	17,648,009	3,397,548
COMMITMENTS AND CONTINGENCIES (SEE NOTE 15)
SHAREHOLDER’S/MEMBER’S (LOSS) EQUITY
NET PARENT’S INVESTMENT	15,486,920	15,505,661	5,027,123	4,781,527
TOTAL LIABILITIES AND NET PARENT’S INVESTMENT	32,001,053	33,153,670	8,424,671
Mother Earth's Storehouse, Inc. [Member]
CURRENT ASSETS
Cash and cash equivalents			2,556,171	2,189,674
Inventory			718,727	732,782
Rebate receivable			10,727
Note receivable, current portion			130,305	39,523
Prepaid expenses			10,838	7,427
TOTAL CURRENT ASSETS			3,426,768	2,969,406
PROPERTY, PLANT, AND EQUIPMENT, NET			885,417	994,180
OTHER ASSETS
Deposits			29,541	29,541
Note receivable, net of current portion				130,305
Total other assets			29,541	159,846
TOTAL ASSETS			4,341,726	4,123,432
CURRENT LIABILITIES
Accounts payable			474,974	405,129
Accrued expenses			31,378	113,049
Deposits			700	700
Paycheck protection program (PPP) loan				669,500
TOTAL CURRENT LIABILITIES			507,052	1,188,378
LONG-TERM LIABILITIES
TOTAL LIABILITIES			507,052	1,188,378
SHAREHOLDER’S/MEMBER’S (LOSS) EQUITY
Capital stock			60,260	60,260
Accumulated loss			3,774,414	2,874,794
NET PARENT’S INVESTMENT			3,834,674	2,935,054
TOTAL LIABILITIES AND NET PARENT’S INVESTMENT			4,341,726	4,123,432
Greens Natural Foods, Inc. [Member]
CURRENT ASSETS
Cash and cash equivalents			500,762
Accounts receivable			76,932
Inventory			1,856,495
Prepaid expenses			140,287
Other			13,772
TOTAL CURRENT ASSETS			2,588,248
PROPERTY, PLANT, AND EQUIPMENT, NET			1,746,976
OTHER ASSETS
Deposits			233,089
Other			14,565
Total other assets			247,654
TOTAL ASSETS			4,582,878
CURRENT LIABILITIES
Accounts payable			1,519,667
Accrued expenses			29,308
Payroll liabilities			500,913
Lease incentive			128,794
Sales tax payable			18,519
Contract liabilities			289,359	$ 327,006
Current portion of note payable			27,517
Other			98,738
TOTAL CURRENT LIABILITIES			2,612,815
LONG-TERM LIABILITIES
Note payable, net of current portion			81,591
Total long-term liabilities			81,591
TOTAL LIABILITIES			2,694,406
SHAREHOLDER’S/MEMBER’S (LOSS) EQUITY
Capital stock			30,002
Additional paid in capital			5,340,123
Accumulated loss			(2,985,556)
Members’ loss			(496,097)
NET PARENT’S INVESTMENT			1,888,472
TOTAL LIABILITIES AND NET PARENT’S INVESTMENT			4,582,878
Related Party [Member]
CURRENT ASSETS
Due from related party	$ 2,065,818	$ 2,336,365